Credit card receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Credit Card Receivables	$ 21,751,226	$ 14,619,312
Total receivables	21,751,226	14,619,312
Credit card expected credit loss
Presented as deduction of receivables	(3,483,322)	(2,360,036)
Presented as "Other liabilities" (note 27)	(44,679)	(29,490)
Total credit card expected credit loss	(3,528,001)	(2,389,526)
Receivables, net	18,223,225	12,229,786
Total receivables presented as assets	$ 18,267,904	$ 12,259,276